Pension and Other Post-Retirement Benefits And Employee Benefits - Pension and Post-Retirement Plans (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 [1]	Mar. 31, 2020 [1]	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits
Components of net periodic pension expense (credit):
Interest cost	$ 912,000	$ 1,173,000	$ 4,692,000	$ 5,660,000	$ 5,085,000
Amortization of prior-service liability			0
Expected return on plan assets	(4,016,000)	(3,876,000)	(15,505,000)	(13,933,000)	(16,139,000)
Amortization of net actuarial loss	1,732,000	1,831,000	7,327,000	10,035,000	7,179,000
Net periodic pension (credit) expense	(1,372,000)	(872,000)	(3,486,000)	1,762,000	(3,875,000)
Post-Retirement Benefits
Components of net periodic pension expense (credit):
Interest cost	56,000	82,000	327,000	512,000	513,000
Amortization of prior-service liability	(62,000)	(62,000)	(249,000)	(249,000)	(249,000)
Amortization of net actuarial loss	11,000	6,000	25,000	124,000	309,000
Net periodic pension (credit) expense	$ 5,000	$ 26,000	$ 103,000	$ 387,000	$ 573,000

[1]	Amounts are included in G&A expense on the Consolidated Statements of Income and Comprehensive Income.